Notes to the statement of financial position - Trade receivables, other financial assets schedule (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	€ 195,341	€ 190,503
Trade receivables, Thereof current	195,341	190,503
Trade receivables, Thereof non-current	0	0
Receivables from hedges/ derivatives	2,964	2,826
Receivables from hedges/derivatives, Thereof current	757	1,599
Receivables from hedges/derivatives, Thereof non-current	2,207	1,227
Loans	574	1,357
Loans, Thereof current	0	593
Loans, Thereof non-current	574	764
Miscellaneous financial assets	2,678	3,259
Miscellaneous financial assets, Thereof current	2,487	3,072
Miscellaneous financial assets, Thereof non-current	191	187
Other financial assets	6,216	7,442
Other financial assets, Thereof current	3,244	5,264
Other financial assets, Thereof non-current	2,972	2,178
Total	201,557	197,945
Total, Thereof current	198,585	195,767
Total, Thereof non-current	€ 2,972	€ 2,178